Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		¥ 305,734	¥ 287,379
Capitalization		35,871	30,260
Amortization		(19,215)	(18,172)
Effect of changes in foreign exchange rate		(742)	6,267
Others	[1]	(5,808)
Ending balance		315,840	305,734
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		82,341	77,957
Capitalization		13,431	10,285
Amortization		(6,411)	(5,901)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0
Ending balance		89,361	82,341
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		169,581	166,696
Capitalization		9,180	12,855
Amortization		(10,072)	(9,970)
Effect of changes in foreign exchange rate		0	0
Others	[1]	0
Ending balance		168,689	169,581
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		53,812	42,726
Capitalization		6,633	7,120
Amortization		(2,689)	(2,301)
Effect of changes in foreign exchange rate		(605)	6,267
Others	[1]	0
Ending balance		57,151	53,812
Single- payment whole life insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance		0
Capitalization		6,627
Amortization		(43)
Effect of changes in foreign exchange rate		(137)
Others	[1]	(5,808)
Ending balance		¥ 639	¥ 0

[1]	Others include adjustments of reinsurance.